FINANCIAL INSTRUMENTS (Details) $ in Thousands, in Thousands		Dec. 31, 2018 USD ($)		Dec. 31, 2018 CLF ( ) [2]	Dec. 31, 2017 USD ($)		Dec. 31, 2017 CLF ( ) [2]	Dec. 31, 2016 USD ($)
Disclosure Of Financials Instruments [Line items]
Financial liabilities		$ 5,182,353	[1]		$ 5,002,072	[1]		$ 4,454,380
Financial liabilities, at fair value	[1]	5,206,334			5,198,654
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		1,439,610			1,244,939
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		71,599			5,393			$ 87,364
Financial liabilities, at fair value		71,310			5,256
Receivables due from related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		7,805			4,544
Financial assets, at fair value		7,805			4,544
Financial liabilities at fair value through profit or loss [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		289			137
Financial liabilities, at fair value		289			137
Financial liabilities at amortized cost [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		5,182,353			5,002,072
Financial liabilities at amortized cost [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		2,062,044		1,439,610	2,057,746		1,244,939
Financial liabilities, at fair value		1,948,482		1,544,813	2,135,893		1,333,087
Financial liabilities at amortized cost [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		925,780			835,099
Financial liabilities, at fair value		962,866			870,399
Financial liabilities at amortized cost [member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		661,848			717,346
Financial liabilities, at fair value		661,848			717,346
Financial liabilities at amortized cost [member] | Payables to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		10,229			11,208
Financial liabilities, at fair value		10,229			11,208
Financial liabilities at amortized cost [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		68,187			112,376
Financial liabilities, at fair value		63,441			107,363
Financial liabilities at amortized cost [member] | Bank borrowing denominated [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		14,655			23,358
Financial liabilities, at fair value		14,655			23,358
Financial assets at amortised cost, class [member]
Disclosure Of Financials Instruments [Line items]
Financial assets		1,668,045			1,351,712
Financial assets, at fair value		1,668,045			1,351,712
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	[3]	20,768			58,425
Financial assets, at fair value	[3]	20,768			58,425
Financial assets at fair value through other comprehensive income, category [member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	[4]	75			1,679
Financial assets, at fair value	[4]	75			1,679
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets		270,110			74,849
Financial assets, at fair value		270,110			74,849
Financial assets at fair value through profit or loss, category [member] | Mutual funds investment [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	[5]	270,035			73,170
Financial assets, at fair value	[5]	270,035			73,170
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		75
Loans and Accounts Receivables [member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		478,775			292,105
Financial assets, at fair value		478,775			292,105
Loans and Accounts Receivables [member] | Cash [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		327,132			209,185
Financial assets, at fair value		327,132			209,185
Loans and Accounts Receivables [member] | Agreements [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		0			15,426
Financial assets, at fair value		0			15,426
Loans and Accounts Receivables [member] | Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		805,907			516,716
Financial assets, at fair value		805,907			516,716
Accounts Receivable (net) [member]
Disclosure Of Financials Instruments [Line items]
Financial assets		854,333			830,452
Financial assets, at fair value		854,333			830,452
Accounts Receivable (net) [member] | Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets		751,158			709,983
Financial assets, at fair value		751,158			709,983
Accounts Receivable (net) [member] | Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets		1,968			13,106
Financial assets, at fair value		1,968			13,106
Accounts Receivable (net) [member] | Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		101,207			107,363
Financial assets, at fair value		$ 101,207			$ 107,363

[1]	Financial liabilities measured at amortized cost, other than “Trade and other payables”, “Accounts payable to related parties” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.
[2]	The Unidad de Fomento (“U.F.”) is a unit of account that is linked to, and is adjusted daily to reflect changes in the Chilean consumer price index.
[3]	Includes guarantee fund for derivatives which correspond to the collateral under swap agreements and hedging assets.
[4]	The derivatives are presented in the line item “other financial assets” in the consolidated statements of financial position.
[5]	Although mutual funds are measured at fair value through profit or loss for purposes of the consolidated statements of financial position mutual funds are classified as “Cash and cash equivalents” due to the are highly liquid short-term investment.